GOODWILL AND INTANGIBLE ASSETS - Summary of Changes in the Carrying Amounts of Goodwill (Parenthetical) (Detail) - Japan Ski Resort [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill [Line Items]
Goodwill, Gross	$ 13,864
Goodwill, Accumulated Impairment Loss	$ 13,864